Provisions - Additional Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of other provisions [line items]
Other provisions	$ 2,585	$ 2,585	$ 2,626
Provision for decommissioning, restoration and rehabilitation costs, period increase (decrease)	163
Increase in reclamation cash flows	121
Decrease in discount rate	42
Water quality management costs
Disclosure of other provisions [line items]
Extended period		100 years
Other provisions	601,000	$ 601,000	568
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Other provisions	2,274	2,274	2,328
Provision for decommissioning, restoration and rehabilitation costs, closed operations
Disclosure of other provisions [line items]
Other provisions	$ 578	$ 578	$ 459
Discount rate | Bottom of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0614	0.0614	0.0633
Discount rate | Top of range | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0709	0.0709	0.0703
Inflation rate | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Nominal discount rate	0.0200	0.0200	0.0200